Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Inventory, Net

Costs of purchased inventory are determined after deducting rebates and discounts.

	Years Ended December 31,
	2013	2012	2011
	A$	A$	A$
Raw materials	4,169	2,925,482	3,254,675
Work in progress	38	120,596	102,239
Finished goods	0	556,159	262,486

	4,207	3,602,237	3,619,400

Summary of Receivables

Account balances are charged against the allowance when it is probable the receivable will not be recovered.

	Years Ended December 31,
	2013	2012	2011
	A$	A$	A$
Accounts receivable	2,167,867	2,282,888	4,889,783
Allowance for doubtful debts	0	0	0

	2,167,867	2,282,888	4,889,783

Research and Development Expenses	Research and development expenses for the respective periods are as follows:

	Years Ended December 31,
	2013	2012	2011
	A$	A$	A$
Research and development expenses	15,483,902	13,482,459	9,812,396

Asset Retirement Obligations

Our overall ARO changed as follows:

	Years Ended December 31,
	2013	2012	2011
	A$	A$	A$
Opening balance at January 1	2,351,464	2,166,691	1,998,060
Accretion expense	198,464	184,773	168,631

Ending balance at December 31	2,549,928	2,351,464	2,166,691

Tax Effects Allocated to Each Component of Other Comprehensive Income

The tax effect allocated to each component of other comprehensive income is as follows:

	Before-Tax Amount	Tax (Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$
2013
Unrealized loss on derivative instruments	0	0	0
Reclassification for gains realised in net income	0	0	0

Other comprehensive loss	0	0	0

2012
Unrealized loss on derivative instruments	0	0	0
Reclassification for gains realised in net income	83,339	0	83,339

Other comprehensive loss	83,339	0	83,339

2011
Unrealized gain on derivative instruments	83,339	0	83,339
Reclassification for gains realised in net income	0	0	0

Other comprehensive loss	83,339	0	83,339